Reserves - Schedule of Movement in Reserves (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Movement in Reserves [Line Items]
Beginning balance	$ 358,010		$ 405,388
Exchange differences on foreign currency translations	48,424
Issuance of Class A ordinary shares for debt conversion	18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses	31,279,379
Underwriters exercise of over-allotment option	3,112,590
Issuance of Class A ordinary shares for commitment fee	1,559,950
Ending Balance (in Dollars)	55,011,002		358,010
Exchange differences on translation foreign operations			(47,378)
Ending Balance	55,011,002	$ 7,082,021	358,010
Foreign currency translation reserve [Member]
Schedule of Movement in Reserves [Line Items]
Beginning balance	(22,240)		25,138
Exchange differences on foreign currency translations	48,424
Issuance of Class A ordinary shares for debt conversion
Issuance of Class A ordinary shares for initial public offering, net of related expenses
Underwriters exercise of over-allotment option
Issuance of Class A ordinary shares for commitment fee
Ending Balance (in Dollars)	26,184		(22,240)
Exchange differences on translation foreign operations			(47,378)
Ending Balance	26,184	3,371	(22,240)
Share premium [member]
Schedule of Movement in Reserves [Line Items]
Beginning balance	380,250		380,250
Exchange differences on foreign currency translations
Issuance of Class A ordinary shares for debt conversion	18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses	31,279,379
Underwriters exercise of over-allotment option	3,112,590
Issuance of Class A ordinary shares for commitment fee	1,559,950
Ending Balance (in Dollars)	54,984,818		380,250
Exchange differences on translation foreign operations
Ending Balance	$ 54,984,818	$ 7,078,650	$ 380,250